Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 08, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	US CONCRETE INC
Entity Central Index Key	0001073429
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 66,924,226
Entity Common Stock, Shares Outstanding		12,890,450
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011